UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   3/31/09

Item 1.  Reports to Stockholders.

PATHMASTER DOMESTIC EQUITY FUND

Annual Report

March 31, 2009

1-877-942-8434

www.pathmasterfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholders,

Over the past twelve months, broad-based equity markets have experienced significant declines as investors became increasingly concerned about the credit quality of our financial institutions, continued troubles in the real estate market, and the rising unemployment rate.  Over this period, The PathMaster Domestic Equity Fund declined 41.8%, underperforming the Russell 3000 Index as the Fund’s overweight in large cap value stocks was hurt by the segment’s exposure to the financial sector.

Fund Performance as of March 31, 2009

	1 year	5 year	10 Year	Since Inception
Class A	(41.76%)	Na	NA	(14.77%)
Class C	(42.27%)	NA	NA	(15.42%)
Class I	(41.68%)	NA	NA	(13.57%)

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2009, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434

On a positive note, we have recently experienced a strong market rally as a result of very strong fiscal and monetary stimulus packages and the possibility that the worst is behind us. Since hitting a low on March 9th, the Russell 3000 Index rose 18.5% through March 31, 2009 led by Small Cap stocks which historically have led to broad based market increases.

For the one-year period ended March 31, 2009, the U.S. Stock market, as measured by the broad-based Russell 3000 Index, lost 38.2% as Growth Stocks outperformed value stocks which were hurt by their exposure to financials. Over the period, the Russell 3000 Growth Index declined 34.4% versus a 42.1% decline in the Russell 3000 Value Index. From a capitalization perspective, over this period the small cap stocks outpaced their larger cap brethren. The Russell 2000 Index fell 37.5% versus a 40.8% decline in the Russell Mid Cap index.

12 Month Total Returns Ending March 31, 2009

	Small Cap	Mid Cap	Large Cap
Value	(38.9%)	(42.5%)	(42.4%)
Growth	(36.4%)	(39.6%)	(34.3%)

Source: Russell. Performance in the table above is represented by the Growth and Value style components of the Russell 1000, 2000 and Mid Cap Indexes, respectively.

As always, thank you for your investment in the PathMaster Domestic Equity Fund. If you have any questions or require additional information, please call 1-877-942-8434.

Sincerely,

Richard C. O’Hara, CFA

Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization.

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Investors should carefully consider the investment objectives, risks, charges and expenses of the PathMaster Domestic Equity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The PathMaster Domestic Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Review Code: 0669-NLD-5/20/2009

PATHMASTER DOMESTIC EQUITY FUND
PORTFOLIO REVIEW
March 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending March 31, 2009, compared to its benchmark:

	One Year	Inception** - March 31, 2009	Inception*** - March 31, 2009

PathMaster Domestic Equity Fund – Class A	-41.76%	-14.77%	N/A
PathMaster Domestic Equity Fund – Class A with sales charge	-44.70%	-16.11%	N/A
PathMaster Domestic Equity Fund – Class C	-42.27%	-15.42%	N/A
PathMaster Domestic Equity Fund – Class I	-41.68%	N/A	-13.57%
Russell 3000 Total Return Index	-38.20%	-12.17%	-11.27%
S&P 500 Total Return Index	-38.09%	-11.93%	-11.08%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-866-263-9260

** Inception date is January 17, 2006 for Class A and C shares.
*** Inception date is December 2, 2005 for Class I shares.

The Fund's Top Asset Classes are as follows:
Asset Class	% of Net Assets
Growth	42.40%
Value	54.60%
Other, Cash & Cash Equivalents	3.00%
	100.00%

PATHMASTER DOMESTIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009
Shares		Value

	EXCHANGE TRADED FUNDS - 97.0%
	GROWTH FUNDS - 42.4%
40,179	iShares Russell 1000 Growth Index Fund	$ 1,409,078
8,728	iShares Russell 2000 Growth Index Fund	401,313
3,348	iShares Russell 3000 Index Fund	153,941
8,886	iShares Russell Midcap Growth Index Fund	267,469
		2,231,801
	VALUE FUNDS - 54.6%
34,859	iShares Russell 1000 Value Index Fund	1,414,927
22,489	iShares Russell 2000 Value Index Fund	887,416
23,866	iShares Russell Midcap Value Index Fund	568,488
		2,870,831

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $6,688,792)	5,102,632

	SHORT-TERM INVESTMENTS - 2.7%
140,350	Goldman Sachs Financial Square Funds - Prime Obligation Fund, 0.25% +	140,350
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $140,350)

	TOTAL INVESTMENTS - 99.7% ( Cost - $6,829,142) (a)	$ 5,242,982
	OTHER ASSETS LESS LIABILITIES - 0.3%	18,224
	NET ASSETS - 100%	$ 5,261,206

+ Variable rate security. Interest rate shown is as of March 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,096,795 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(2,853,813)
	Net unrealized depreciation:	$ (2,853,813)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009

ASSETS
Investment securities:
At cost	$ 6,829,142
At value	$ 5,242,982
Receivable due from Advisor	41,920
Receivable for Fund shares sold	447
Dividends receivable	13
Prepaid expenses & other assets	3,021
TOTAL ASSETS	5,288,383

LIABILITIES
Payble for Fund shares redeemed	17
Fees payable to other affiliates	7,605
Distribution (12b-1) fees payable	413
Accrued expenses and other liabilities	19,142
TOTAL LIABILITIES	27,177
NET ASSETS	$ 5,261,206

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,941,201
Undistributed net investment income	41,589
Accumulated net realized loss from security transactions	(4,135,424)
Net unrealized depreciation of investments	(1,586,160)
NET ASSETS	$ 5,261,206

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2009
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,172,733
Shares of beneficial interest outstanding	213,741
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 5.49
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 5.78

Class C Shares:
Net Assets	$ 184,027
Shares of beneficial interest outstanding	34,118
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 5.39

Class I Shares:
Net Assets	$ 3,904,446
Shares of beneficial interest outstanding	708,783
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 5.51

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2009

INVESTMENT INCOME
Dividends	$ 170,584
TOTAL INVESTMENT INCOME	170,584

EXPENSES
Investment advisory fees	53,913
Administration fees	43,125
Legal fees	25,750
Fund accounting fees	21,082
Registration fees	18,065
Audit fees	15,088
Transfer agent fees	14,415
Compliance officer fees	9,369
Custody fees	8,848
Distribution (12b-1) fees	6,918
Trustees' fees	6,593
Printing expenses	5,952
Insurance expense	167
Other expenses	8,021
TOTAL EXPENSES	237,306

Fees waived/reimbursed by the Advisor	(120,985)

NET EXPENSES	116,321
NET INVESTMENT INCOME	54,263

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(3,846,936)
Net change in unrealized depreciation of investments	(284,113)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,131,049)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (4,076,786)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
FROM OPERATIONS
Net investment income	$ 54,263	$ 37,994
Net realized gain (loss) from security transactions	(3,846,936)	1,026,694
Net change in unrealized depreciation of investments	(284,113)	(2,984,930)
Net decrease in net assets resulting from operations	(4,076,786)	(1,920,242)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(25,665)	(270,044)
Class C	(4,016)	(24,275)
Class I	(91,142)	(1,013,098)
From net investment income:
Class A	-	(5,337)
Class C	-	-
Class I	-	(47,843)
From distributions to shareholders	(120,823)	(1,360,597)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	254,302	1,149,443
Class C	10	197,756
Class I	423,182	2,846,097
Net asset value of shares issued in reinvestment distributions:
Class A	25,213	271,676
Class C	3,958	23,913
Class I	62,799	503,306
Payments for shares redeemed:
Class A	(492,291)	(3,278,848)
Class C	(12,907)	(413,437)
Class I	(3,995,329)	(6,764,027)
Net decrease in net assets from shares of beneficial interest	(3,731,063)	(5,464,121)

TOTAL DECREASE IN NET ASSETS	(7,928,672)	(8,744,960)

NET ASSETS
Beginning of Year	13,189,878	21,934,838
End of Year*	$ 5,261,206	$ 13,189,878
*Includes undistributed (distribution in excess of) net investment income of:	$ 41,589	$ (8,581)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
SHARE ACTIVITY

Class A:
Shares Sold	32,772	99,826
Shares Reinvested	4,080	25,104
Shares Redeemed	(58,172)	(300,015)
Net decrease in shares of beneficial interest outstanding	(21,320)	(175,085)

Class C:
Shares Sold	1	17,226
Shares Reinvested	650	2,228
Shares Redeemed	(1,384)	(36,301)
Net decrease in shares of beneficial interest outstanding	(733)	(16,847)

Class I:
Shares Sold	65,314	241,193
Shares Reinvested	10,129	46,367
Shares Redeemed	(467,722)	(631,866)
Net decrease in shares of beneficial interest outstanding	(392,279)	(344,306)

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended		Year Ended	Year Ended	Period Ended
	March 31,		March 31,	March 31,	March 31,
	2009		2008	2007	2006 (1)
Net asset value, beginning of period	$ 9.61		$ 11.49	$ 10.49	$ 10.14

Activity from investment operations:
Net investment income (loss)	0.04	(2)	(0.03)	0.05	0.01
Net realized and unrealized gain
(loss) on investments	(4.04)		(1.10)	1.11	0.35
Total from investment operations	(4.00)		(1.13)	1.16	0.36

Less distributions from:
Net investment income	-		(0.01)	(0.06)	(0.01)
Net realized gains	(0.12)		(0.74)	(0.10)	-
Total distributions	(0.12)		(0.75)	(0.16)	(0.01)

Net asset value, end of period	$ 5.49		$ 9.61	$ 11.49	$ 10.49

Total return (3)	(41.76)%		(10.55)%	11.14%	3.59%	(4)

Net assets, at end of period (000's)	$ 1,173		$ 2,259	$ 4,713	$ 1,108

Ratio of gross expenses to average
net assets (5)(6)	2.88%		2.51%	3.61%	19.01%	(7)
Ratio of net expenses to average
net assets (6)	1.50%		1.50%	1.50%	1.50%	(7)
Ratio of net investment income (loss)
to average net assets (8)	0.54%		(0.08)%	0.44%	1.69%	(7)

Portfolio Turnover Rate	251%		104%	86%	20%	(4)

(1)	The PathMaster Domestic Equity Fund's Class A shares commenced operations on January 17, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Annualized.
(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended		Year Ended	Year Ended		Period Ended
	March 31,		March 31,	March 31,		March 31,
	2009		2008	2007		2006 (1)
Net asset value, beginning of period	$ 9.52		$ 11.46	$ 10.50		$ 10.14

Activity from investment operations:
Net investment income (loss)	(0.02)	(2)	(0.09)	(0.05)		0.00	(3)
Net realized and unrealized gain
(loss) on investments	(3.99)		(1.11)	1.11		0.36
Total from investment operations	(4.01)		(1.20)	1.06		0.36

Less distributions from:
Net investment income	-		-	(0.00)	(3)	(0.00)	(3)
Net realized gains	(0.12)		(0.74)	(0.10)		-
Total distributions	(0.12)		(0.74)	(0.10)		(0.00)	(3)

Net asset value, end of period	$ 5.39		$ 9.52	$ 11.46		$ 10.50

Total return	(42.27)%		(11.21)%	10.17%		3.60%	(4)

Net assets, at end of period (000's)	$ 184		$ 332	$ 593		$ 312

Ratio of gross expenses to average
net assets (5)(6)	3.63%		3.28%	4.21%		17.69%	(7)
Ratio of net expenses to average
net assets (6)	2.25%		2.25%	2.25%		2.25%	(7)
Ratio of net investment income (loss)
to average net assets (8)	(0.20)%		(0.67)%	(0.42)%		0.99%	(7)

Portfolio Turnover Rate	251%		104%	86%		20%	(4)

(1)	The PathMaster Domestic Equity Fund's Class C shares commenced operations on January 17, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Annualized.
(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended		Year Ended	Year Ended	Period Ended
	March 31,		March 31,	March 31,	March 31,
	2009		2008	2007	2006 (1)
Net asset value, beginning of period	$ 9.63		$ 11.51	$ 10.51	$ 10.00

Activity from investment operations:
Net investment income	0.05	(2)	0.03	0.07	0.05
Net realized and unrealized gain
(loss) on investments	(4.05)		(1.14)	1.11	0.53
Total from investment operations	(4.00)		(1.11)	1.18	0.58

Less distributions from:
Net investment income	-		(0.03)	(0.08)	(0.07)
Net realized gains	(0.12)		(0.74)	(0.10)	-
Total distributions	(0.12)		(0.77)	(0.18)	(0.07)

Net asset value, end of period	$ 5.51		$ 9.63	$ 11.51	$ 10.51

Total return	(41.68)%		(10.38)%	11.35%	5.80%	(3)

Net assets, at end of period (000's)	$ 3,904		$ 10,599	$ 16,629	$ 4,473

Ratio of gross expenses to average
net assets (4)(5)	2.63%		2.29%	3.31%	9.92%	(6)
Ratio of net expenses to average
net assets (5)	1.25%		1.25%	1.25%	1.20%	(6)
Ratio of net investment income
to average net assets (7)	0.67%		0.27%	0.70%	1.88%	(6)

Portfolio Turnover Rate	251%		104%	86%	20%	(3)

(1)	The PathMaster Domestic Equity Fund's Class I shares commenced operations on December 2, 2005.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

PATHMASTER DOMESTIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

1.

ORGANIZATION

The PathMaster Domestic Equity Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund was organized on March 17, 2008, to acquire all the assets of the PathMaster Domestic Equity Fund, a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”), in a tax-free reorganization, effective, April 18, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital growth.  The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class C and Class I shares.    Class C and I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at fair value:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current year.  Generally, the tax authorities can examine all tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended March 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investment, amounted to $22,086,035 and $25,876,437, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Wayne Hummer Asset Management Company, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2009, to waive advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of Class A average daily net assets, 2.25% per annum of Class C average daily net assets, and 1.25% per annum of Class I average daily net assets.   During the year ended March 31, 2009 the Advisor waived or reimbursed fees totaling $120,985.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.50%, 2.25% and 1.25% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.50%, 2.25% and 1.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  As of March 31, 2009, the Advisor has $635,370 of waived/reimbursed expenses that may be recovered as follows:

Amount:	Expiration:
$299,230	March 31, 2010
$215,155	March 31, 2011
$120,985	March 31, 2012

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

*This fee will increase to $40,000 per annum after March 31, 2009.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*This fee will increase to $24,000 per annum after March 31, 2009.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000* per class of shares and the per-account charge is $14.00.

*This fee will increase to $15,000 per annum after March 31, 2009.

Custody Administration. . Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended March 31, 2009 were $567.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses. For the year ended March 31, 2009, the Fund incurred expenses of $9,369 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended March 31, 2009, GemCom collected amounts totaling $5,712 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended was as follows:

As of March 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis for unrealized depreciation is attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $9,840.

As of March 31, 2009, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicted expiration dates:

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $1,474,456 of such capital losses.

Permanent book and tax differences, which are due to adjustments for realized gain/(loss) on return of capital distributions, resulted in reclassification for the year ended March 31, 2009 as follows: a decrease in undistributed net investment income of $4,093 and a decrease in accumulated net realized gain (loss) from security transactions of $4,093.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PathMaster Domestic Equity Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of PathMaster Domestic Equity Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, as of March 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2008 and the financial highlights for each of the three years or periods ended March 31, 2008 were audited by other auditors whose report dated May 22, 2008 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PathMaster Domestic Equity Fund as of March 31, 2009, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

May 27, 2009

PATHMASTER DOMESTIC EQUITY FUND

EXPENSE EXAMPLES

March 31, 2009 (Unaudited)

As a shareholder of the PathMaster Domestic Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the PathMaster Domestic Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the PathMaster Domestic Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08– 3/31/09	Expense Ratio During Period** 10/1/08– 3/31/09
Class A	$1,000.00	$653.00	$6.18	1.50%
Class C	1,000.00	649.70	9.25	2.25
Class I	1,000.00	653.10	5.15	1.25

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 – 3/31/09	Expense Ratio During Period** 10/1/08 – 3/31/09
Class A	$1,000.00	$1,017.45	$7.54	1.50%
Class C	1,000.00	1,013.71	11.30	2.25
Class I	1,000.00	1,018.70	6.29	1.25

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION

March 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan**(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

PATHMASTER DOMESTIC EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-642-8434.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wayne Hummer Asset Management, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,000

(b)

Audit-Related Fees

2009 – None

(c)

Tax Fees

2009- $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/09